Expenses by nature (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Costs attributable to secondary offering	R$ 0	R$ (2,220)	R$ 0
Impairment of intangible assets	0	(21,895)	0
Government grant	1,141	2,481	1,571
Fair value adjustment on account payable for business combination	(11,497)	0	0
Other	1,898	(572)	932
Other income (expenses), net	R$ (8,458)	R$ (22,206)	R$ 2,503